Schedule of material subsidiaries of the company (Details) Pure in Thousands	12 Months Ended
Dec. 31, 2025
Woulfe mining corp [member]
IfrsStatementLineItems [Line Items]
Location	Canada
Ownership interest	10000.00%
Almonty korean tungsten corporation [member]
IfrsStatementLineItems [Line Items]
Location	Korea
Ownership interest	10000.00%
Beralt tin and wolfram portugal SA [member]
IfrsStatementLineItems [Line Items]
Location	Portugal
Ownership interest	10000.00%
Daytal resources spain S.L. [member]
IfrsStatementLineItems [Line Items]
Location	Spain
Ownership interest	10000.00%
Valtreixal resources spain S.L. [member]
IfrsStatementLineItems [Line Items]
Location	Spain
Ownership interest	10000.00%
U.S. Tungsten inc [member]
IfrsStatementLineItems [Line Items]
Location	U.S.A.
Ownership interest	10000.00%
Apex garnet inc [member]
IfrsStatementLineItems [Line Items]
Location	U.S.A.
Ownership interest	10000.00%